FINANCING ARRANGEMENTS (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF FINANCING ARRANGEMENT

Financing arrangements on the consolidated balance sheets consists of:

	November 30, 2021	May 31, 2021

Revolving Credit Facility	$29,833,248	$-
Promissory note (PPP)	-	358,236
Promissory notes (EIDL)	-	150,000
Notes payable	4,526,677	2,528,886
Convertible notes – net of discount of $1,656,792 and $1,607,283, respectively	2,204,366	2,441,551
	36,564,291	5,478,673
Less: current portion (1)	(33,751,587)	(2,285,367)
	$2,812,704	$3,193,306

(1)	As of November 30, 2021, a current portion of outstanding debt is represented by a revolving line of credit in the amount of $29,833,248 and of a current portion of the notes payable in the amount of $3,918,339.

Financing arrangements on the consolidated balance sheets consists of:

	May 31, 2021	May 31, 2020

Promissory notes (PPP Program)	$358,236	$1,646,062
Promissory notes (EIDL)	150,000	-
Notes payable	2,528,886	2,325,000
Convertible notes – net of discount of $1,607,283	2,441,551	-
	5,478,673	3,971,062
Less: current portion	(2,285,367)	(1,476,642)
	$3,193,306	$2,494,420

SCHEDULE OF FAIR VALUE ASSUMPTIONS OF WARRANTS

The estimated fair value of the warrants was valued using the Black-Scholes option pricing model, using the following assumptions during the year ended May 31, 2021:

Estimated dividends	None
Expected volatility	38.5%
Risk free interest rate	0.30 – 0.33%
Expected term	5 years

SCHEDULE OF FUTURE MATURITIES OF PROMISSORY NOTES

Future maturities related to the above promissory notes, notes payable and convertible notes are as follows:

Twelve Months Ending November 30,
2022	$3,918,339
2023	4,469,496
8,387,834
Less: current portion	(3,918,339)
Less: unamortized discount	(1,656,792)
$2,812,704

Future maturities related to the above promissory notes, notes payable and convertible notes are as follows:

Future Minimum Payments for the Twelve Months Ending May 31,
2022	$2,285,367
2023	4,665,938
2024	8,772
2025	8,772
2026	8,772
Thereafter	108,335
7,085,956
Less: current portion	(2,285,367)
Less: unamortized discount	(1,607,283)
$3,193,306